UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     5/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $    1,191,439
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABRAXAS PETE CORP            COM            003830106    3,504   600,000 SH       DEFINED    1,2        600,000      0    0
ALLIED NEVADA GOLD CORP      COM            019344100   10,875   306,500 SH       DEFINED    1,2        306,500      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102   34,289   577,550 SH       DEFINED    1,2        577,550      0    0
BARRICK GOLD CORP            COM            067901108   11,359   218,826 SH       DEFINED    1,2        218,826      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   38,764   404,300 SH       DEFINED    1,2        404,300      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   17,453   305,650 SH       DEFINED    1,2        305,650      0    0
CANADIAN NAT RES LTD         COM            136385101   64,501 1,304,900 SH       DEFINED    1,2      1,304,900      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    7,371    75,000 SH       DEFINED    1,2         75,000      0    0
CONSOL ENERGY INC            COM            20854P109   42,469   791,882 SH       DEFINED    1,2        791,882      0    0
CONTINENTAL RESOURCES INC    COM            212015101    6,686    93,550 SH       DEFINED    1,2         93,550      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    5,981   175,400 SH       DEFINED    1,2        175,400      0    0
ETFS PALLADIUM TR            SH BEN INT     26923A106    4,871    64,066 SH       DEFINED    1,2         64,066      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    9,025    51,350 SH       DEFINED    1,2         51,350      0    0
EXTORRE GOLD MINES LTD       COM            30227B109    3,582   597,000 SH       DEFINED    1,2        597,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   50,498   909,056 SH       DEFINED    1,2        909,056      0    0
FX ENERGY INC                COM            302695101    4,347   520,000 SH       DEFINED    1,2        520,000      0    0
GOLDCORP INC NEW             COM            380956409   14,990   301,013 SH       DEFINED    1,2        301,013      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   19,013 2,355,975 SH       DEFINED    1,2      2,355,975      0    0
HALLIBURTON CO               COM            406216101   59,830 1,200,450 SH       DEFINED    1,2      1,200,450      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109   18,495   503,000 SH       DEFINED    1,2        503,000      0    0
KEEGAN RES INC               COM            487275109    4,878   562,000 SH       DEFINED    1,2        562,000      0    0
MASSEY ENERGY CORP           COM            576206106   10,288   150,500 SH       DEFINED    1,2        150,500      0    0
MCMORAN EXPLORATION CO       COM            582411104    5,595   315,900 SH       DEFINED    1,2        315,900      0    0
MIDWAY GOLD CORP             COM            598153104    2,403 1,335,000 SH       DEFINED    1,2      1,335,000      0    0
MOSAIC CO                    COM            61945A107   28,208   358,200 SH       DEFINED    1,2        358,200      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   59,625   752,178 SH       DEFINED    1,2        752,178      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   58,206   557,050 SH       DEFINED    1,2        557,050      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT  678002106  108,478   660,000     PUT  DEFINED    1,2        660,000      0    0
PAN AMERICAN SILVER CORP     COM            697900108    2,618    70,500 SH       DEFINED    1,2         70,500      0    0
PEABODY ENERGY CORP          COM            704549104   45,004   625,400 SH       DEFINED    1,2        625,400      0    0
PENGROWTH ENERGY CORP        COM            70706P104   17,351 1,254,584 SH       DEFINED    1,2      1,254,584      0    0
PETROHAWK ENERGY CORP        COM            716495106    6,729   274,200 SH       DEFINED    1,2        274,200      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101   31,379   882,917 SH       DEFINED    1,2        882,917      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    9,726 4,937,250 SH       DEFINED    1,2      4,937,250      0    0
POTASH CORP SASK INC         COM            73755L107    9,494   161,100 SH       DEFINED    1,2        161,100      0    0
PRIDE INTL INC DEL           COM            74153Q102   13,278   309,150 SH       DEFINED    1,2        309,150      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   15,420 1,077,600 SH       DEFINED    1,2      1,077,600      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   15,732   221,200 SH       DEFINED    1,2        221,200      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   21,752   298,550 SH       DEFINED    1,2        298,550      0    0
SCHLUMBERGER LTD             COM            806857108   47,275   506,917 SH       DEFINED    1,2        506,917      0    0
SILVER WHEATON CORP          COM            828336107   39,961   921,600 SH       DEFINED    1,2        921,600      0    0
SPDR SERIES TRUST            S&P OILGAS EXP 78464A730   64,420 1,000,000     PUT  DEFINED    1,2      1,000,000      0    0
SUNCOR ENERGY INC NEW        COM            867224107   38,095   849,586 SH       DEFINED    1,2        849,586      0    0
TALISMAN ENERGY INC          COM            87425E103   17,418   705,200 SH       DEFINED    1,2        705,200      0    0
TRIANGLE PETE CORP           COM NEW        89600B201   23,401 2,819,395 SH       DEFINED    1,2      2,819,395      0    0
URANERZ ENERGY CORP          COM            91688T104    3,190 1,000,000 SH       DEFINED    1,2      1,000,000      0    0
VENOCO INC                   COM            92275P307   23,922 1,399,760 SH       DEFINED    1,2      1,399,760      0    0
WALTER ENERGY INC            COM            93317Q105   26,517   195,800 SH       DEFINED    1,2        195,800      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103   13,173   582,889 SH       DEFINED    1,2        582,889      0    0